Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current period income tax	$ 64	$ 39
Withholding tax	94	3
Total current tax expense	158	42
Origination and reversal of temporary differences	(45,050)	(12,264)
Adjustments for prior periods	2,174	277
Change in unrecognized deductible temporary differences	42,876	11,987
Total deferred tax expense	0	0
Total income tax expense from continuing operations	$ 158	$ 42	[1]

[1]	Comparative information has been restated due to a discontinued operation (note 7).